Segmental analyses - Summary of Depreciation Amortisation and Impairment Charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	£ 3,101	£ 28,614	£ 1,305
Adjusted at constant rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	661	769
Translation exchange
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	(27)	(10)
Adjusted at current rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	634	759	800
Adjusting items
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	2,467	27,855	505
Reported
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	3,101	28,614	1,305
U.S. | Adjusted at constant rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	210	218
U.S. | Translation exchange
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	(4)	0
U.S. | Adjusted at current rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	206	218	237
U.S. | Adjusting items
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	2,284	27,518	322
U.S. | Reported
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	2,490	27,736	559
AME | Adjusted at constant rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	291	333
AME | Translation exchange
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	(12)	3
AME | Adjusted at current rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	279	336	373
AME | Adjusting items
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	123	44	116
AME | Reported
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	402	380	489
APMEA | Adjusted at constant rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	160	218
APMEA | Translation exchange
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	(11)	(13)
APMEA | Adjusted at current rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	149	205	190
APMEA | Adjusting items
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	60	293	67
APMEA | Reported
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	£ 209	£ 498	£ 257